Provisions - Changes in Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	¥ 4,051	¥ 2,084
Arising during the year	4,800	4,990
Utilized	(3,196)	(2,922)
Reversal	(49)	(233)
Unwinding of discount and changes in the discount rate	0	0
Increase due to business combinations	10	87
Decrease due to loss of control of subsidiaries	(149)
Exchange differences	(39)	45
Other	462	0
Ending balance	5,890	4,051
Restoration obligations for operating lease properties [member]
Disclosure of other provisions [line items]
Beginning balance	3,030	1,234
Arising during the year	517	1,708
Utilized	(82)	(25)
Reversal	(3)	(16)
Unwinding of discount and changes in the discount rate	0	0
Increase due to business combinations	10	85
Decrease due to loss of control of subsidiaries	(149)
Exchange differences	(37)	44
Other	17	0
Ending balance	3,303	3,030
Promotional virtual credits reserve [member]
Disclosure of other provisions [line items]
Beginning balance	607	509
Arising during the year	4,188	2,945
Utilized	(2,700)	(2,686)
Reversal	(17)	(162)
Exchange differences	(2)	1
Other	459
Ending balance	2,535	607
Other [member]
Disclosure of other provisions [line items]
Beginning balance	414	341
Arising during the year	95	337
Utilized	(414)	(211)
Reversal	(29)	(55)
Increase due to business combinations		2
Exchange differences	0	0
Other	(14)
Ending balance	¥ 52	¥ 414